CONSOLIDATED CONDENSED BALANCE SHEET - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 283,067	$ 1,079,633
Due from related party	7,713
Prepaid expenses	279,849	405,522
Total current assets	570,629	1,485,155
Investments held in Trust Account	402,685,072	402,578,522
Total Assets	403,255,701	404,063,677
Current liabilities:
Accounts payable	187,720	38,915
Accrued expenses	4,821,109	215,097
Due to related party	21,049
Income tax payable	6,764	4,749
Franchise tax payable	74,742	61,264
Total current liabilities	5,111,384	320,025
Deferred legal fees	100,000	100,000
Deferred underwriting commissions	14,087,500	14,087,500
Derivative liabilities	33,263,670	49,674,170
Total Liabilities	52,562,554	64,181,695
Commitments and Contingencies
Class A common stock, subject to possible redemption	345,693,140	334,881,980
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	19,568,146	30,379,198
Accumulated deficit	(14,569,713)	(25,380,878)
Total stockholders' equity	5,000,007	5,000,002
Total Liabilities and Stockholders' Equity	403,255,701	404,063,677
Class A Common Stock
Current liabilities:
Class A common stock, subject to possible redemption		334,881,980
Stockholders' Equity:
Common stock value	568	676
Total stockholders' equity	568	676
Class B Common Stock
Stockholders' Equity:
Common stock value	1,006	1,006
Total stockholders' equity	$ 1,006	$ 1,006